Prepaid Expenses and Deposits	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Deposits
Prepaid Expenses and Deposits
Note 9: Prepaid expenses and deposits

	At December 31 2021	At December 31 2020
Prepaid expenses and deposits related to:
Exploration and evaluation expenditures	$271	$71
Insurance expenditures	207	311
Other	290	646
Total prepaid expenses and deposits	768	1,028

Prepaid expenses and deposits, current	$502	$785
Prepaid expenses and deposits, non-current	266	243